Shareholder Report, Holdings (Details) - Academy Veteran Bond ETF	Jan. 31, 2026
Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Small Business Administration Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Ginnie Mae I Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%